Exploration Expense (Detail) - Exploration Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Exploration expense	$ (1,621)	$ (15,179)	$ (9,777)	$ (28,322)
BMSC [Member]
Statement Line Items [Line Items]
Exploration expense			1,239	2,852
BMSC [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense			3,231	5,562
Timok - Upper Zone [Member]
Statement Line Items [Line Items]
Exploration expense				6,399
Timok - Upper Zone [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense			4,620	13,724
Timok - Lower Zone [Member]
Statement Line Items [Line Items]
Exploration expense			244	5,781
Timok - Lower Zone [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense			1,184	8,695
Other properties [Member]
Statement Line Items [Line Items]
Exploration expense			138	147
Other properties [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense			742	341
Total [Member]
Statement Line Items [Line Items]
Exploration expense			1,621	15,179
Total [Member] | Restated [Member]
Statement Line Items [Line Items]
Exploration expense			$ 9,777	$ 28,322